International Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at
www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.4%)
Australia (0.4%)
*	Afterpay Ltd.	346,322	20,414
Austria (0.3%)
*	Erste Group Bank AG	644,402	13,494
Belgium (1.8%)
	Umicore SA	1,018,473	42,363
*	Argenx SE	101,792	26,890
	UCB SA	161,482	18,340
			87,593
Brazil (0.3%)
	Raia Drogasil SA	1,946,480	8,117
	B3 SA - Brasil Bolsa Balcao	798,126	7,818
			15,935
Canada (0.7%)
	Canadian National Railway Co.	192,015	20,450
	Toronto-Dominion Bank	316,922	14,673
			35,123
China (18.8%)
	Tencent Holdings Ltd.	3,645,000	246,196
*	Alibaba Group Holding Ltd.	6,002,288	220,351
*	Meituan Dianping Class B	4,189,783	131,984
*	TAL Education Group ADR	1,220,913	92,838
*	Alibaba Group Holding Ltd. ADR	243,197	71,495
*	NIO Inc. ADR	2,614,545	55,481
	Ping An Insurance Group Co. of China Ltd. Class H	3,101,000	32,191
*	Baidu Inc. ADR	170,578	21,593
	China Mengniu Dairy Co. Ltd.	4,108,000	19,376
*	iQIYI Inc. ADR	282,935	6,389
	Kingdee International Software Group Co. Ltd.	1,498,000	3,907
			901,801
Denmark (3.4%)
*	Genmab A/S	215,206	78,099
	Vestas Wind Systems A/S	209,712	33,891
	Chr Hansen Holding A/S	149,481	16,593
	Ambu A/S Class B	524,377	14,766
	Novozymes A/S Class B	198,539	12,479
	Pandora A/S	131,040	9,453
			165,281
France (6.6%)
	Kering SA	230,889	153,159
	L'Oreal SA	191,975	62,474

			Market
			Value
		Shares	($000)
	Schneider Electric SE	492,002	61,155
	Danone SA	301,543	19,532
*	Alstom SA	261,420	13,059
*	EssilorLuxottica SA	51,834	7,057
			316,436
Germany (8.4%)
*,1	Zalando SE	862,076	80,544
*,1	Delivery Hero SE	602,672	69,150
*	HelloFresh SE	875,923	48,678
	SAP SE	220,712	34,369
	Infineon Technologies AG	1,122,824	31,648
	Bayerische Motoren Werke AG	368,040	26,711
*	adidas AG	73,299	23,671
	GEA Group AG	455,746	15,968
	Knorr-Bremse AG	99,922	11,767
	BASF SE	191,386	11,655
	Allianz SE (Registered)	55,423	10,637
	Continental AG	77,943	8,447
*,2,3	CureVac GmbH	193,229	8,095
*	MorphoSys AG	60,083	7,603
*,4	Jumia Technologies AG ADR	644,932	5,153
*,1	Rocket Internet SE	233,546	5,114
*	Home24 SE	194,547	3,090
*,4	CureVac NV	26,385	1,228
			403,528
Hong Kong (2.3%)
	AIA Group Ltd.	7,618,000	75,724
	Hong Kong Exchanges & Clearing Ltd.	743,840	35,015
			110,739
India (1.0%)
	Housing Development Finance Corp. Ltd.	1,000,325	23,710
*	HDFC Bank Ltd.	1,276,924	18,745
	Larsen & Toubro Ltd.	305,954	3,752
*,2,3	Ani Technologies Private Ltd.	19,170	2,785
			48,992
Indonesia (0.3%)
	Bank Central Asia Tbk PT	6,577,100	12,006
Israel (0.7%)
*	Wix.com Ltd.	78,300	19,955
*	Check Point Software Technologies Ltd.	92,393	11,118
			31,073
Italy (2.4%)
	Ferrari NV	393,814	72,272
	EXOR NV	279,803	15,189
*	Fiat Chrysler Automobiles NV	1,225,518	15,043
	Intesa Sanpaolo SPA	7,200,302	13,547
			116,051
Japan (10.2%)
	M3 Inc.	2,203,200	136,282
	Nidec Corp.	1,003,700	94,125
	SMC Corp.	106,400	59,354
	SoftBank Group Corp.	585,100	36,203
	Takeda Pharmaceutical Co. Ltd.	709,900	25,374
	Sony Corp.	330,300	25,315
	Recruit Holdings Co. Ltd.	573,800	22,788

			Market
			Value
		Shares	($000)
	Nintendo Co. Ltd.	35,600	20,174
	Murata Manufacturing Co. Ltd.	215,500	14,013
	Sekisui Chemical Co. Ltd.	772,400	12,355
	Pigeon Corp.	270,900	12,104
	Toyota Motor Corp.	161,100	10,692
	Suzuki Motor Corp.	248,500	10,645
	SBI Holdings Inc.	395,800	10,256
			489,680
Netherlands (6.8%)
	ASML Holding NV	634,754	234,461
*,1	Adyen NV	38,236	70,526
*	Koninklijke Philips NV	455,844	21,524
			326,511
New Zealand (0.1%)
*	Xero Ltd.	30,912	2,255
Norway (0.7%)
	Equinor ASA	1,330,268	18,847
*	DNB ASA	944,240	13,154
			32,001
South Korea (1.1%)
	Samsung Electronics Co. Ltd.	714,518	35,472
	Samsung SDI Co. Ltd.	49,597	18,322
			53,794
Spain (1.9%)
	Industria de Diseno Textil SA	1,765,626	48,845
	Iberdrola SA	2,265,257	27,882
	Banco Bilbao Vizcaya Argentaria SA	5,012,477	13,914
			90,641
Sweden (2.2%)
*	Atlas Copco AB Class A	1,083,355	51,653
	Kinnevik AB Class B	820,157	33,289
	Assa Abloy AB Class B	573,192	13,401
*	Svenska Handelsbanken AB Class A	922,215	7,716
			106,059
Switzerland (5.0%)
	Roche Holding AG	167,690	57,441
	Nestle SA (Registered)	433,374	51,577
	Lonza Group AG (Registered)	39,831	24,581
	Novartis AG (Registered)	250,022	21,708
	Temenos AG (Registered)	158,609	21,318
	Cie Financiere Richemont SA (Registered)	228,682	15,355
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,629	13,750
*	Alcon Inc.	206,685	11,718
	Sika AG (Registered)	44,289	10,875
	Straumann Holding AG (Registered)	9,685	9,797
			238,120
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,723,000	56,009
*	Sea Ltd. ADR	42,372	6,527
			62,536
United Kingdom (4.8%)
*	Ocado Group plc	2,211,977	78,236
	Diageo plc	897,185	30,817
	Bunzl plc	455,286	14,699
	BHP Group plc	656,169	13,999

			Market
			Value
		Shares	($000)
	Burberry Group plc	651,817	13,065
	Whitbread plc	444,246	12,138
	Royal Dutch Shell plc Class A	948,309	11,974
	Next plc	154,603	11,853
	Glaxo Smith Kline plc	572,594	10,735
	National Grid plc	850,992	9,775
4	Royal Dutch Shell plc Class A	647,639	8,166
	Smith & Nephew plc	357,383	7,001
	Rolls-Royce Holdings plc	3,987,340	6,620
			229,078
United States (14.9%)
*	Tesla Inc.	562,770	241,434
*	MercadoLibre Inc.	159,603	172,767
*	Amazon.com Inc.	31,935	100,555
*	Spotify Technology SA	401,389	97,365
*	Illumina Inc.	276,664	85,511
*	Booking Holdings Inc.	8,714	14,907
			712,539
Total Common Stocks
(Cost $2,691,554)			4,621,680
Preferred Stock (0.3%)
*,2,3,5	You & Mr. Jones	5,200,000	16,692
Total Preferred Stock
(Cost $5,200)			16,692
Temporary Cash Investments (3.5%)
Money Market Fund (3.2%)
6,7	Vanguard Market Liquidity Fund 0.117%	1,540,454	154,045

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.3%)
8	U.S. Cash Management Bill,
	0.122%, 12/15/20	1,230	1,230
8	U.S. Cash Management Bill,
	0.116%, 2/16/21	5,642	5,640
8	U.S. Treasury Bill,
	0.061%, 10/13/20	3,500	3,500

	Face	Market
	Amount	Value
	($000)	($000)
8 U.S. Treasury Bill,
0.095%, 11/3/20	1,760	1,760
		12,130
TotalTemporary Cash Investments
(Cost $166,174)		166,175
Total Investments (100.2%)
(Cost $2,862,928)		4,804,547
Other Assets and Liabilities—Net (-0.2%)		(9,445)
Net Assets (100%)		4,795,102
Cost is in $000.

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $225,334,000, representing 4.7% of net assets.
2 Restricted securities totaling $27,572,000, representing 0.5% of net assets. See Restricted Securities table for additional information.
3 Security value determined using significant unobservable inputs.
4 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,958,000.
5 Perpetual security with no stated maturity date.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Collateral of $10,743,000 was received for securities on loan.
8 Securities with a value of $11,793,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Restricted Securities as of Period End
		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
You & Mr. Jones	September 2015	5,200
CureVac GmbH	October 2015	3,559
Ani Technologies Private Ltd.	December 2015	5,969

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2020	902	83,579	(2,028)
MSCI Emerging Markets Index	December 2020	704	38,315	(282)
				(2,310)

Forward Currency Contracts

	Contract			Contract Amount (000)		Unrealized	Unrealized
	Settlement					Appreciation	Depreciation
Counterparty	Date		Receive		Deliver	($000)	($000)
Toronto-Dominion
Bank	10/6/20	AUD	10,339	USD	7,089	317	—

Forward Currency Contracts (continued)

	Contract			Contract Amount (000)		Unrealized	Unrealized
	Settlement					Appreciation	Depreciation
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	10/6/20	EUR	8,916	USD	10,030	425	—
Morgan Stanley
Capital Services Inc.	10/6/20	GBP	3,183	USD	3,954	153	—
UBS AG	10/6/20	JPY	1,185,839	USD	11,118	127	—
Toronto-Dominion
Bank	10/6/20	USD	7,162	AUD	10,339	—	(244)
UBS AG	10/6/20	USD	10,031	EUR	8,916	—	(424)
RBC Capital
Markets LLC	10/6/20	USD	3,930	GBP	3,183	—	(177)
Citibank, N.A.	10/6/20	USD	11,073	JPY	1,185,839	—	(171)
						1,022	(1,016)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At September 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $388,000 and cash of $110,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices.
Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes.
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South
America	763,597	—	—	763,597
Common Stocks—Other	291,777	3,555,426	10,880	3,858,083
Preferred Stocks	—	—	16,692	16,692
Temporary Cash Investments	154,045	12,130	—	166,175
Total	1,209,419	3,567,556	27,572	4,804,547
Derivative Financial Instruments
Assets
Futures Contracts[1]	139	—	—	139
Forward Currency Contracts	—	1,022	—	1,022
Total	139	1,022	—	1,161
Liabilities
Forward Currency Contracts	—	1,016	—	1,016
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
			Proceeds	Realized				Sep. 30,
	Dec. 31,2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
All-World ex-US ETF
Shares	4,020	—	4,042	763	(741)	—	—	—
Vanguard Market
Liquidity Fund	186,137	NA1	NA1	97	6	797	—	154,045
Total	190,157			860	(735)	—	—	154,045
1 Not applicable—purchases and sales are for temporary cash investment purposes.